Subsequent event (Details) $ / shares in Units, kr in Millions, $ in Millions	Jul. 24, 2019 $ / shares	Jul. 07, 2019 SEK (kr)	Jul. 07, 2019 USD ($)
Acquisition of, Johan Sverdrup field [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			2.60%
Total consideration			$ 910
Contingent payments			$ 52
Divestiture of Lundin Petroleum AB (Lundin) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest divested		16.00%	16.00%
Proceeds from divesture/sale		kr 14,510	$ 1,556
Dividends declared [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of nature of non-adjusting event after reporting period	On 24 July 2019, the board of directors resolved to declare a dividend for the second quarter of 2019
Dividends declared | $ / shares	$ 0.26